Note 16 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of segment reporting information, by segment [text block]
	December 31, 2019	December 31, 2018
Canada	$339,364	$86,372
United States	14,098,446	13,673,883
Mexico	56,976,748	54,683,143
	$71,414,558	$68,443,398